Summary of Business and Significant Accounting Policies - Schedule of Assumptions Used to Calculate Fair Value of Options Granted (Detail) - $ / shares	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	30.00%	32.00%	31.00%
Volatility, maximum	34.00%	35.00%	35.00%
Estimated life	9 months	9 months	9 months
Risk-free interest rate, minimum	0.06%	0.07%	0.07%
Risk-free interest rate, maximum	0.76%	0.23%	0.10%
Weighted-average fair value per share of grants (in dollars per share)	$ 19.49	$ 14.56	$ 10.30
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		37.00%
Volatility, minimum	32.00%		37.00%
Volatility, maximum	37.00%		43.00%
Estimated life	3 years 6 months	3 years 7 months	3 years 4 months 10 days
Risk-free interest rate, minimum	1.09%	1.12%	0.48%
Risk-free interest rate, maximum	1.42%	1.53%	1.21%
Weighted-average fair value per share of grants (in dollars per share)	$ 20.22	$ 17.20	$ 14.08